FAIR VALUE OF ASSETS AND LIABILITIES - Significant unobservable inputs and and the sensitivity of these fair values (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($) item
Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 3,239,386	$ 3,387,618
Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	69,173	127,565
Debt instruments | TIPS
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	64,125	63,280
Debt instruments | TIPS | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	62,752	61,474
Sensitivity 100 basis point decrease	$ 65,538	$ 65,164
Debt instruments | TIPS | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0014	0.0014
Debt instruments | TIPS | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.1031	0.1066
Debt instruments | TIPS | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0306	0.0361
Debt instruments | TIPS | Discounted cash flow | Prepayment Speed | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	$ 63,704	$ 60,732
Debt instruments | TIPS | Discounted cash flow | Prepayment Speed | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	67,024	65,081
Debt instruments | Other bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	5,048	62,558
Debt instruments | Other bonds | Discounted cash flow | Interest rate
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	5,002	61,003
Sensitivity 100 basis point decrease	$ 5,094	$ 64,177
Debt instruments | Other bonds | Discounted cash flow | Interest rate | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0032	0.0010
Debt instruments | Other bonds | Discounted cash flow | Interest rate | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0110	0.0112
Debt instruments | Other bonds | Discounted cash flow | Interest rate | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0071	0.0094
Debt instruments | Time deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value		$ 1,727
Debt instruments | Time deposits | Discounted cash flow | Interest rate
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase		1,441
Sensitivity 100 basis point decrease		$ 1,772
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item		0.0091
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item		0.0640
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.0336
Debt instruments | Bonds by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 2,627,989	$ 2,648,355
Debt instruments | Bonds by government entities | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	2,619,101	2,639,349
Sensitivity 100 basis point decrease	$ 2,640,019	$ 2,660,301
Debt instruments | Bonds by government entities | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0050	0.0118
Debt instruments | Bonds by government entities | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0050	0.0118
Debt instruments | Bonds by government entities | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0050	0.0118
Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 542,224	$ 611,698
Debt instruments | Corporate bonds | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	497,386	573,929
Sensitivity 100 basis point decrease	$ 559,495	$ 647,264
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	(0.0016)	0.0000
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0502	0.0525
Debt instruments | Corporate bonds | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0243	0.0098
Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 787,932	$ 717,873
Other financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	30,285	34,385
Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	(503,899)	678,661
Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	(424,381)	430,163
Forwards | Discounted cash flow | Credit spread / Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	(417,068)
Sensitivity 100 basis point decrease	$ (424,265)
Forwards | Discounted cash flow | Credit spread / Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0000
Forwards | Discounted cash flow | Credit spread / Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.1710
Forwards | Discounted cash flow | Credit spread / Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	(0.0024)
Forwards | Discounted cash flow | Credit spread / Interest rate
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase		429,581
Sensitivity 100 basis point decrease		$ 430,753
Forwards | Discounted cash flow | Credit spread / Interest rate | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.0000
Forwards | Discounted cash flow | Credit spread / Interest rate | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.2080
Forwards | Discounted cash flow | Credit spread / Interest rate | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.0705
Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ (33,611)	$ 182,488
Swaps | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	(50,216)	166,650
Sensitivity 100 basis point decrease	$ (28,748)	$ 204,677
Swaps | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0000	0.0000
Swaps | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0747	0.5614
Swaps | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0061	0.0403
Options
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ (45,907)	$ 66,010
Options | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	(45,481)	65,512
Sensitivity 100 basis point decrease	$ (46,050)	$ 66,242
Options | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0001	0.0012
Options | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0213	0.3475
Options | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0034	0.0050
Investment in associates
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 2,041,402	$ 1,830,884
Investment in associates | P.A. Viva malls
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	1,990,556	1,817,503
Investment in associates | P.A Distrito Vera
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	13,405	13,325
Investment in associates | P.A Lote Palermo
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	37,295
Investment in associates | Fideicomiso Locales Distrito Vera
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 146	$ 56